Restricted Cash - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 30, 2013	Dec. 29, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Restricted cash	$ 7	$ 7	$ 7